Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
19.
Leases

We own most of our manufacturing facilities, but lease various office space, vehicles and other less significant assets throughout the world. Our contracts contain a lease if they convey a right to control the use of an identified asset, either explicitly or implicitly, in exchange for consideration. We have elected not to recognize a right-of-use asset nor a lease liability for leases with an initial term of twelve months or less. Additionally, we have elected not to separate non-lease components from the leased components in the valuation of our right-of-use asset and lease liability for all asset classes. Our lease contracts are a necessary part of our business, but we do not believe they are significant to our overall operations. We do not have any significant finance leases. Additionally, we do not have significant leases: where we are considered a lessor; where we sublease our assets; with an initial term of twelve months or less; with related parties; with residual value guarantees; that impose restrictions or covenants on us; or that have not yet commenced, but create significant rights and obligations against us.

Our real estate leases generally have terms of between 5 to 10 years and contain lease extension options that can vary from month-to-month extensions to up to 5 year extensions. We include extension options in our lease term if we are reasonably certain to exercise that option. In determining whether an extension is reasonably certain, we consider the uniqueness of the property for our needs, the availability of similar properties, whether the extension period payments remain the same or may change due to market rates or fixed price increases in the contract, and other economic factors. Our vehicle leases generally have terms of between 3 to 5 years and contain lease extension options on a month-to-month basis. Our vehicle leases are generally not reasonably certain to be extended.

We are required to discount our lease liabilities to present value using the rate implicit in the lease, or our incremental borrowing rate for a similar term as the lease term if the implicit rate is not readily available. We generally do not have adequate information to know the implicit rate in a lease and therefore use our incremental borrowing rate. The incremental borrowing rate must be on a collateralized basis, but our debt arrangements are unsecured. We have determined our incremental borrowing rate by using our credit rating to estimate our unsecured borrowing rate and applying reasonable assumptions to reduce the unsecured rate for a risk adjustment effect from collateral.

Information on our leases is as follows ($ in millions):

	For the Years Ended December 31,
	2025	2024	2023
Lease cost	$64.3	$64.7	$59.7
Cash paid for leases recognized in operating cash flows	$67.9	$57.9	$62.8
Right-of-use assets obtained in exchange for new lease liabilities	$38.1	$86.2	$77.8

	As of December 31,
	2025	2024
Right-of-use assets recognized in Other assets	$204.2	$213.5
Lease liabilities recognized in Other current liabilities	$57.5	$53.2
Lease liabilities recognized in Other long-term liabilities	$175.5	$190.2
Weighted-average remaining lease term	6.0 years	6.6 years
Weighted-average discount rate	3.6%	3.5%

Our variable lease costs are not significant.

Our future minimum lease payments as of December 31, 2025 were (in millions):

For the Years Ending December 31,
2026	$64.2
2027	52.8
2028	37.5
2029	28.4
2030	21.0
Thereafter	59.1
Total	263.0
Less imputed interest	30.0
Total	$233.0